Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1&2)	Compensation Actually Paid to PEO ($)(1&3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1&2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1&3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)	Net Income (millions) ($)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2026	$1,803,735	$(26,103,301)	$26,909,885	$14,908,598	$151.22	$156.37	($0.35)
2025	$140,018,608	$339,919,410	$8,305,036	$45,694,785	$198.03	$124.47	($1.15)

Named Executive Officers, Footnote	NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2026	Bipul Sinha	Kiran Choudary, Brian McCarthy, Arvind Nithrakashyap
2025	Bipul Sinha	Kiran Choudary, Brian McCarthy

Peer Group Issuers, Footnote	The amounts reflect the cumulative total shareholder return of our common stock (column (f)) and the peer group of companies used in our Stock Performance Graph in Form 10-K (column (g)) at the end of each fiscal year. In each case, assume an initial investment of $100 on the IPO date of April 25, 2024, and reinvestment of dividends, if any.
PEO Total Compensation Amount	$ 1,803,735	$ 140,018,608
PEO Actually Paid Compensation Amount	$ (26,103,301)	339,919,410
Adjustment To PEO Compensation, Footnote	The following table details the adjustment to the Summary Compensation Table Total Compensation for our PEO, as well as the average for our other NEOs, to determine CAP, as computed in accordance with Item 402(v) of Regulation S-K. Amounts do not reflect actual compensation earned by or paid to our PEO or other NEOs during the applicable year.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2026 (For PEO)	Fiscal Year 2025 (For PEO)	Fiscal Year 2026 (Average For Non-PEO NEOs)[1]	Fiscal Year 2025 (Average For Non-PEO NEOs)[1]
Summary Compensation Table Total	$1,803,735	$140,018,608	$26,909,885	$8,305,036
(Minus): Grant date fair value of option and stock awards granted in fiscal year	-	($138,968,009)	($27,701,786)	($7,515,375)
(Minus): Change in pension value	-	-	-	-
Plus: Pension service cost and associated prior service cost	-	-	-	-
Plus: Fair value at fiscal year-end of outstanding and unvested option and stock awards granted in fiscal year	-	$293,656,070	$20,074,320	$19,233,375
Plus/(Minus): Change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years	$(45,293,709)	-	$(6,413,815)	$21,727,136
Plus: Fair value at vesting of option and stock awards granted in fiscal year that vested during fiscal year	-	$29,083,884	$2,273,006	-
Plus/(Minus): Change in fair value as of vesting date of option and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	$17,386,673	$16,128,857	$(233,012)	$3,944,613
(Minus): Fair value as of the spin-off date of option and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	-	-	-	-
Plus: Value of dividends or other earnings paid on option and stock awards not otherwise reflected in total compensation	-	-	-	-
Compensation Actually Paid	$(26,103,301)	$339,919,410	$14,908,598	$45,694,785

(a)    The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)    In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP.
For PSUs and PSOs, fair values were estimated using a Monte Carlo simulation model, using assumptions that are generally consistent with those used to estimate fair value at grant date. The fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.
(c)    Amount of equity award adjustments may differ from the amount reported in the table above due to rounding.
(d)    Neither the PEO, nor the Non-PEO NEOs participate in a pension plan. As such, the relevant pension numbers included in the table above are zero.

Non-PEO NEO Average Total Compensation Amount	$ 26,909,885	8,305,036
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,908,598	45,694,785
Adjustment to Non-PEO NEO Compensation Footnote	The following table details the adjustment to the Summary Compensation Table Total Compensation for our PEO, as well as the average for our other NEOs, to determine CAP, as computed in accordance with Item 402(v) of Regulation S-K. Amounts do not reflect actual compensation earned by or paid to our PEO or other NEOs during the applicable year.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2026 (For PEO)	Fiscal Year 2025 (For PEO)	Fiscal Year 2026 (Average For Non-PEO NEOs)[1]	Fiscal Year 2025 (Average For Non-PEO NEOs)[1]
Summary Compensation Table Total	$1,803,735	$140,018,608	$26,909,885	$8,305,036
(Minus): Grant date fair value of option and stock awards granted in fiscal year	-	($138,968,009)	($27,701,786)	($7,515,375)
(Minus): Change in pension value	-	-	-	-
Plus: Pension service cost and associated prior service cost	-	-	-	-
Plus: Fair value at fiscal year-end of outstanding and unvested option and stock awards granted in fiscal year	-	$293,656,070	$20,074,320	$19,233,375
Plus/(Minus): Change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years	$(45,293,709)	-	$(6,413,815)	$21,727,136
Plus: Fair value at vesting of option and stock awards granted in fiscal year that vested during fiscal year	-	$29,083,884	$2,273,006	-
Plus/(Minus): Change in fair value as of vesting date of option and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	$17,386,673	$16,128,857	$(233,012)	$3,944,613
(Minus): Fair value as of the spin-off date of option and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	-	-	-	-
Plus: Value of dividends or other earnings paid on option and stock awards not otherwise reflected in total compensation	-	-	-	-
Compensation Actually Paid	$(26,103,301)	$339,919,410	$14,908,598	$45,694,785

(a)    The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)    In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP.
For PSUs and PSOs, fair values were estimated using a Monte Carlo simulation model, using assumptions that are generally consistent with those used to estimate fair value at grant date. The fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.
(c)    Amount of equity award adjustments may differ from the amount reported in the table above due to rounding.
(d)    Neither the PEO, nor the Non-PEO NEOs participate in a pension plan. As such, the relevant pension numbers included in the table above are zero.

Compensation Actually Paid vs. Total Shareholder Return
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and that of the peer group of companies used in our Item 201(e) Performance Graph in Form 10-K. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Compensation Actually Paid vs. Net Income
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and that of the peer group of companies used in our Item 201(e) Performance Graph in Form 10-K. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Total Shareholder Return Vs Peer Group
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and that of the peer group of companies used in our Item 201(e) Performance Graph in Form 10-K. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Total Shareholder Return Amount	$ 151.22	198.03
Peer Group Total Shareholder Return Amount	156.37	124.47
Net Income (Loss)	$ (350,000)	(1,150,000)
PEO Name	Bipul Sinha
Additional 402(v) Disclosure	Amounts reflect Summary Compensation Table Total Compensation for our PEO and average for our non-PEO NEOs for each corresponding year.The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(138,968,009)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	293,656,070
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,293,709)	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	29,083,884
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,386,673	16,128,857
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,701,786)	(7,515,375)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,074,320	19,233,375
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,413,815)	21,727,136
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,273,006	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(233,012)	3,944,613
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0